Borrowings - Schedule of Convertible Notes Presented in Consolidated Statements of Financial Position (Details) $ in Thousands	12 Months Ended
Dec. 31, 2020 USD ($)
Disclosure Of Financial Liabilities [Line Items]
Interest expense	$ 59,299
Convertible Senior Notes
Disclosure Of Financial Liabilities [Line Items]
Face value of notes issued	1,250,000
Value of embedded derivatives	(641,448)
Gross financial liabilities	608,552
Transaction costs	(13,539)
Interest expense	59,299
Interest paid	(19,075)
Total non-current borrowings	$ 635,237